Intangible assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Other Intangible Assets Details
Cost	$ 5,566	$ 5,951
Less: accumulated amortization	(3,636)	(3,613)
Total	$ 1,930	$ 2,338